UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

          Address: 724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            May 9, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:         78,728
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE
                                                      Craig A. Drill
                                                      March 31, 2012



COLUMN 1                    COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
CELGENE CORP                COM             151020104    6,341     81,800  SH          SOLE       NONE     81,800
CYNOSURE INC                CL A            232577205   11,816    661,571  SH          SOLE       NONE    661,571
FXCM INC                    COM CL A        302693106      987     76,000  SH          SOLE       NONE     76,000
HALOZYME THERAPEUTICS INC   COM             40637H109    1,174     92,000  SH          SOLE       NONE     92,000
HOME DEPOT INC              COM             437076102    1,062     21,100  SH          SOLE       NONE     21,100
HORSEHEAD HLDG CORP         COM             440694305    2,133    187,267  SH          SOLE       NONE    187,267
HOWARD HUGHES CORP          COM             44267D107      964     15,100  SH          SOLE       NONE     15,100
INTERMOLECULAR INC          COM             45882D109      153     24,700  SH          SOLE       NONE     24,700
IPG PHOTONICS CORP          COM             44980X109    7,677    147,500  SH          SOLE       NONE    147,500
LAZARD LTD                  SHS A           G54050102   13,783    482,600  SH          SOLE       NONE    482,600
LIBBEY INC                  COM             529898108    8,236    636,512  SH          SOLE       NONE    636,512
METLIFE INC                 COM             59156R108   10,297    275,700  SH          SOLE       NONE    275,700
QUIDEL CORP                 COM             74838J101    1,036     56,400  SH          SOLE       NONE     56,400
SLM CORP                    COM             78442P106   10,739    681,400  SH          SOLE       NONE    681,400
TEMPUR PEDIC INTL INC       COM             88023U101    2,330     27,600  SH          SOLE       NONE     27,600

